Expense Example - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2025 Fund - Fidelity Simplicity RMD 2025 Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750